Commitments and Contingencies - Disputes Regarding the Law on the Protection of Competition - Additional Information (Detail) - Disputes regarding the law on the protection of competition [member] - TRY (₺)
₺ in Thousands
12 Months Ended
	Jun. 12, 2019	Dec. 31, 2019
Disclosure of commitments and contingencies [line items]
Administrative fines on protection of competition	₺ 91,942	₺ 61,294
Litigation settlement amount		91,942
Material damages compensation	₺ 110,484
Announcing or commencing implementation of major restructuring [member]
Disclosure of commitments and contingencies [line items]
Administrative fine		₺ 112,084